Expense Example, No Redemption {- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2015 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2015 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 645
3 Years	794
5 Years	954
10 Years	1,415
Fidelity Advisor Freedom Blend 2015 Fund- Class M
Expense Example, No Redemption:
1 Year	446
3 Years	650
5 Years	869
10 Years	1,495
Fidelity Advisor Freedom Blend 2015 Fund- Class C
Expense Example, No Redemption:
1 Year	151
3 Years	467
5 Years	805
10 Years	1,754
Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	49
3 Years	153
5 Years	265
10 Years	588
Fidelity Advisor Freedom Blend 2015 Fund- Class Z
Expense Example, No Redemption:
1 Year	39
3 Years	121
5 Years	210
10 Years	$ 464